SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Directors and other members [member] - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Consulting fees	$ 162,500	$ 120,000	$ 218,936
Management fees	205,000	270,000	175,000
Professional fees	150,000	120,000	89,000
Share-based compensation	264,393	58,159	41,383
Related party transactions	$ 781,893	$ 568,159	$ 524,319